Deposits	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Deposits

10.	Deposits

					As at
	July 31, 2021						April 30 2021	October 31 2020
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total
Personal	$8,808	$10,526	$159,858		$68,270	$247,462	$246,661	$246,135
Business and government	173,048	34,711	54,622		240,933	503,314	469,078	464,619
Financial institutions	11,201	736	1,608		30,065	43,610	40,922	40,084
	$193,057	$45,973	$216,088	(4)	$339,268	$794,386	$756,661	$750,838
Recorded in:
Canada	$139,217	$25,871	$174,908		$222,660	$562,656	$538,999	$541,589
United States	40,220	241	10,844		35,377	86,682	76,328	60,747
United Kingdom	–	–	361		18,560	18,921	17,953	14,977
Mexico	–	5,834	7,278		11,574	24,686	25,110	25,294
Peru	5,396	54	5,402		3,847	14,699	14,579	17,694
Chile	3,533	7,136	158		12,226	23,053	23,352	23,592
Colombia	45	640	5,291		3,331	9,307	8,840	9,308
Other International	4,646	6,197	11,846		31,693	54,382	51,500	57,637
Total (5)	$193,057	$45,973	$216,088		$339,268	$794,386	$756,661	$750,838
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $168 (April 30, 2021 – $160; October 31, 2020 – $158) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $249,595 (April 30, 2021 – $226,259; October 31, 2020 – $215,836), deposits denominated in Chilean pesos amount to $20,291 (April 30, 2021 – $20,294; October 31, 2020 – $21,099), deposits denominated in Mexican pesos amount to $22,369 (April 30, 2021 – $22,675; October 31, 2020 – $22,765) and deposits denominated in other foreign currencies amount to $82,477 (April 30, 2021 – $77,384; October 31, 2020 – $83,706).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at July 31, 2021	$36,323	$21,638	$35,682	$80,206	$18,930	$192,779
As at April 30, 2021	$34,164	$17,639	$35,906	$79,066	$16,570	$183,345
As at October 31, 2020	$38,739	$22,498	$30,850	$92,589	$18,072	$202,748
(1)	The majority of foreign term deposits are in excess of $100,000.